SCHEDULE OF COST REVENUE (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Transactions And Balances
Exit Operations Limited – cost of café operation	$ 264,350